Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal			$ 61	$ 3,033
State	1,600	2,400	2,400	800
Foreign	1,633	1,662	1,662	4,686
Total	$ 3,233	$ 4,062	$ 4,123	$ 8,519